BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of assets acquired and liabilities assumed as of the acquisition date
Value
Cash and Cash equivalents	680
Trade receivables and contract assets	7,547
Inventories	4,952
Other current assets	1,809
Identified intangible assets	16,454
Goodwill	11,272
Other long-term assets	2,139
Total assets acquired	44,853

Credit facility	9,043
Other current liabilities	9,182
Deferred taxes	4,119
Long-term loan	2,000
Other long-term liabilities	1,278
Total liabilities assumed	25,622

Total purchase price consideration	19,231

Schedule of preliminary estimate of the identified intangible assets and estimated useful lives as of the acquisition date
	Fair Value	Average expected useful life
Customer relationships	10,922	15 years
Technology	1,193	8 years
Trademark	1,775	15 years
Backlog	2,564	1.25 years
	16,454

Schedule of pro forma results of operations of company and DPI
	Year Ended December 31,
	Unaudited
	2023	2022
Revenues	297,596	286,636
Net income (loss)	16,316	(9,200)